GOODWILL - CHANGES IN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	$ 146,015	$ 124,007
Increase (decrease) through other changes, goodwill	8,400	15,214
Increase (decrease) through net exchange differences, goodwill	(1,271)	6,795
Goodwill Period End	153,144	146,015
PERU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	29,268	28,783
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1,001	485
Goodwill Period End	30,269	29,268
CHILE [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	17,314	16,269
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1,466	1,045
Goodwill Period End	18,780	17,314
COLOMBIA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	6,249	5,946
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	35	303
Goodwill Period End	6,284	6,249
CZECH REPUBLIC [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	0	0
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Goodwill Period End	0	0
MEXICO [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	1,758	2,101
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	84	(343)
Goodwill Period End	1,842	1,758
SPAIN [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	0	0
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Goodwill Period End	0	0
BRAZIL [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	72,439	47,770
Increase (decrease) through other changes, goodwill	8,400	15,214
Increase (decrease) through net exchange differences, goodwill	(1,048)	9,455
Goodwill Period End	79,790	72,439
ARGENTINA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Period Start	18,988	23,138
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(2,809)	(4,150)
Goodwill Period End	$ 16,179	$ 18,988